Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2019
Critical accounting estimates and assumptions [abstract]
Critical accounting estimates and assumptions
5	Critical accounting estimates and assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Net realizable value (“NRV”) of inventories

The NRV is determined based on the estimated selling prices less the estimated costs to completion, if relevant, other costs necessary to make the sale, and the related taxes. Determination of estimated selling prices requires significant management judgement, taking into consideration of historical selling prices and future market trend. If the actual selling prices were to be lower or the costs of completion were to be higher than estimated, the actual allowance for diminution in value of inventories could be higher than the estimate.

(b)	Impairments for non-financial assets

In determining the value in use, expected cash flows generated by the non-financial assets or the cash-generating unit are discounted to their present value. Management uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of sale volume, selling price and amount of operating costs.

(c)	Useful life and residual value of property, plant and equipment

Property, plant and equipment, are depreciated on a straight-line basis over the estimated useful lives of the assets, after taking into account the estimated residual value. Management reviews the estimated useful lives of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives are based on the Group’s historical experience with similar assets, taking into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.